PPMFunds

Schedules of Investments (Unaudited)

March 31, 2021

	Shares/Par[1]	Value ($)
PPM Core Plus Fixed Income Fund
CORPORATE BONDS AND NOTES 52.7%
Financials 16.3%
AerCap Ireland Capital Designated Activity Company
4.50%, 09/15/23	150,000	161,363
6.50%, 07/15/25	50,000	58,315
AIA Group Limited
3.60%, 04/09/29 (a)	200,000	216,018
Avolon Holdings Funding Limited
5.25%, 05/15/24 (a)	158,000	170,905
Bank of America Corporation
6.25%, (100, 09/05/24) (b)	75,000	83,010
6.30%, (100, 03/10/26) (b)	45,000	51,441
4.00%, 01/22/25	46,000	50,329
4.25%, 10/22/26	215,000	240,725
3.56%, 04/23/27	115,000	125,204
3.25%, 10/21/27	27,000	29,001
3.59%, 07/21/28	150,000	163,233
4.27%, 07/23/29	322,000	362,810
2.68%, 06/19/41	105,000	98,153
Barclays PLC
3.56%, 09/23/35 (c)	245,000	244,586
Berkshire Hathaway Finance Corporation
2.85%, 10/15/50	83,000	76,782
BNP Paribas
2.59%, 08/12/35 (a) (c)	200,000	188,574
Capital One Financial Corporation
3.75%, 03/09/27	75,000	82,265
Citigroup Inc.
5.00%, (100, 09/12/24) (b)	108,000	111,318
4.45%, 09/29/27	76,000	85,683
3.52%, 10/27/28	131,000	141,688
Credit Suisse Group AG
5.25%, (100, 02/11/27) (a) (b)	200,000	202,029
7.50%, (100, 12/11/23) (a) (b) (c)	150,000	161,632
6.50%, 08/08/23 (a) (c)	250,000	276,254
Diamond Finance International Limited
6.02%, 06/15/26 (a) (d)	67,000	79,204
8.35%, 07/15/46 (a) (d)	100,000	152,443
Element Fleet Management Corp.
1.60%, 04/06/24 (a)	42,000	41,951
FS KKR Capital Corp.
3.40%, 01/15/26	164,000	162,669
GA Global Funding Trust
1.00%, 04/08/24 (a)	80,000	79,910
Glencore Funding LLC
4.88%, 03/12/29 (a)	115,000	130,972
HSBC Holdings PLC
6.88%, (100, 06/01/21) (b) (c)	200,000	201,750
Icahn Enterprises L.P.
4.75%, 09/15/24	50,000	51,952
6.25%, 05/15/26	69,000	72,562
Intercontinental Exchange, Inc.
2.10%, 06/15/30	65,000	62,532
JPMorgan Chase & Co.
4.01%, (3 Month USD LIBOR + 3.80%), (100, 05/01/21) (b) (e) (f)	60,000	60,114
5.00%, (100, 08/01/24) (b)	80,000	82,700
2.01%, 03/13/26	132,000	135,525
3.78%, 02/01/28	55,000	60,648
3.51%, 01/23/29	101,000	109,495
4.01%, 04/23/29	28,000	31,286
2.74%, 10/15/30	110,000	111,819
2.96%, 05/13/31	107,000	108,904
1.95%, 02/04/32	475,000	450,951
Lloyds Banking Group PLC
7.50%, (100, 09/27/25) (b) (c)	109,000	124,941
3.87%, 07/09/25 (c)	200,000	217,698
Macquarie Group Limited
1.34%, 01/12/27 (a)	116,000	113,723
Markel Corporation
6.00%, (100, 06/01/25) (b)	78,000	84,798
Metropolitan Life Global Funding I
3.60%, 01/11/24 (a)	210,000	226,808
Morgan Stanley
4.05%, (3 Month USD LIBOR + 3.81%), (100, 04/15/21) (b) (e)	82,000	82,028
4.88%, 11/01/22	100,000	106,699
3.62%, 04/01/31	206,000	224,335
2.80%, 01/25/52	70,000	64,126
NatWest Group PLC
3.07%, 05/22/28 (c)	200,000	207,916
3.03%, 11/28/35 (c)	170,000	162,554
Nordic Aviation Capital
6.83%, 03/14/25 (g) (h) (i)	139,295	95,417
Owl Rock Capital Corporation
3.40%, 07/15/26	65,000	65,869
Rassman, Joel H.
3.80%, 11/01/29 (f)	140,000	147,858
The Charles Schwab Corporation
4.00%, (100, 06/01/26) (b)	140,000	142,072
2.00%, 03/20/28	55,000	55,222
The Goldman Sachs Group, Inc.
3.50%, 04/01/25	82,000	88,765
1.43%, 03/09/27	280,000	277,291
3.80%, 03/15/30	241,000	265,478
6.75%, 10/01/37	70,000	98,767
The Guardian Life Insurance Company of America
3.70%, 01/22/70 (a)	57,000	55,001
Truist Financial Corporation
4.95%, (100, 09/01/25) (b)	107,000	115,961
U.S. Bancorp
3.00%, 07/30/29	31,000	32,709
Wells Fargo & Company
2.41%, 10/30/25	143,000	149,338
Westpac Banking Corporation
2.67%, 11/15/35 (c)	71,000	67,356
ZF North America Capital, Inc.
4.75%, 04/29/25 (a)	65,000	69,536
		8,910,971
Energy 5.4%
Aker BP ASA
3.75%, 01/15/30 (a)	155,000	160,284
Cheniere Corpus Christi Holdings, LLC
7.00%, 06/30/24	110,000	126,629
5.88%, 03/31/25	54,000	61,562
Cheniere Energy, Inc.
4.63%, 10/15/28 (a)	85,000	88,584
4.50%, 10/01/29	125,000	129,740
Chevron Corporation
2.00%, 05/11/27	133,000	136,174
Diamondback Energy, Inc.
4.75%, 05/31/25	46,000	51,438
Endeavor Energy Resources, L.P.
5.50%, 01/30/26 (a)	14,000	14,552
5.75%, 01/30/28 (a)	14,000	14,784
Energy Transfer LP
6.75%, (100, 05/15/25) (b)	102,000	97,986
7.13%, (100, 05/15/30) (b)	119,000	115,385
4.25%, 03/15/23	173,000	182,546
3.75%, 05/15/30	67,000	69,163
5.80%, 06/15/38	45,000	51,114
6.25%, 04/15/49	40,000	47,180
Enlink Midstream, LLC
4.15%, 06/01/25	71,000	69,400
Enterprise Products Operating LLC
4.20%, 01/31/50	84,000	89,535
EQM Midstream Partners, LP
4.13%, 12/01/26	113,000	112,317
4.50%, 01/15/29 (a)	49,000	47,769
Exxon Mobil Corporation
3.48%, 03/19/30	125,000	135,882
MPLX LP
4.00%, 03/15/28	120,000	132,346
Occidental Petroleum Corporation
3.50%, 08/15/29	140,000	131,362
4.30%, 08/15/39	20,000	16,966

Abbreviations and additional footnotes are defined on page 15

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2021

	Shares/Par[1]	Value ($)
4.40%, 08/15/49	22,000	18,398
Rattler Midstream LP
5.63%, 07/15/25 (a)	15,000	15,662
Sabine Pass Liquefaction, LLC
4.20%, 03/15/28	250,000	274,724
4.50%, 05/15/30	80,000	89,780
Targa Resource Corporation
5.50%, 03/01/30	140,000	146,976
4.88%, 02/01/31 (a)	56,000	56,738
Transocean Pontus Limited
6.13%, 08/01/25 (a)	14,500	13,794
Transocean Poseidon Limited
6.88%, 02/01/27 (a)	49,000	45,176
Transocean Proteus Limited
6.25%, 12/01/24 (a)	105,000	99,371
WPX Energy, Inc.
5.88%, 06/15/28	39,000	42,988
4.50%, 01/15/30	34,000	36,604
		2,922,909
Communication Services 5.2%
AT&T Inc.
1.70%, 03/25/26	180,000	179,951
5.25%, 03/01/37	116,000	139,939
4.90%, 08/15/37	16,000	18,815
4.30%, 12/15/42	105,000	114,538
3.10%, 02/01/43	131,000	122,413
CCO Holdings, LLC
4.75%, 03/01/30 (a)	195,000	202,136
Charter Communications Operating, LLC
4.91%, 07/23/25	140,000	158,890
5.38%, 04/01/38	45,000	53,011
6.83%, 10/23/55	51,000	70,997
Comcast Corporation
2.35%, 01/15/27	95,000	99,135
4.60%, 10/15/38	51,000	61,530
3.75%, 04/01/40	35,000	38,414
3.40%, 07/15/46	50,000	51,715
CSC Holdings, LLC
6.50%, 02/01/29 (a)	100,000	110,476
Hughes Satellite Systems Corporation
5.25%, 08/01/26	71,000	78,508
Live Nation Entertainment, Inc.
6.50%, 05/15/27 (a)	60,000	66,585
Sirius XM Radio Inc.
5.50%, 07/01/29 (a)	47,000	50,832
The Walt Disney Company
4.63%, 03/23/40	80,000	97,387
T-Mobile USA, Inc.
3.50%, 04/15/25 (a)	65,000	70,111
2.63%, 04/15/26	306,000	310,286
Verizon Communications Inc.
2.10%, 03/22/28	205,000	205,836
4.33%, 09/21/28	105,000	120,077
1.75%, 01/20/31	80,000	74,493
2.55%, 03/21/31	74,000	73,756
4.50%, 08/10/33	47,000	54,755
3.40%, 03/22/41	58,000	58,923
Vodafone Group Public Limited Company
5.00%, 05/30/38	120,000	145,305
		2,828,814
Consumer Discretionary 5.1%
Adient US LLC
9.00%, 04/15/25 (a)	38,000	42,232
Amazon.com, Inc.
2.50%, 06/03/50	50,000	44,746
Booking Holdings Inc.
4.10%, 04/13/25	124,000	138,384
4.63%, 04/13/30	130,000	151,108
Carnival Corporation
11.50%, 04/01/23 (a)	146,000	166,645
Cedar Fair, L.P.
5.50%, 05/01/25 (a)	83,000	87,387
Fiat Chrysler Automobiles N.V.
5.25%, 04/15/23	103,000	111,511
Ford Motor Company
8.50%, 04/21/23	33,000	36,796
9.00%, 04/22/25	67,000	81,108
General Motors Company
6.13%, 10/01/25	51,000	60,078
6.80%, 10/01/27	39,000	48,489
GLP Financing, LLC
5.75%, 06/01/28	15,000	17,295
5.30%, 01/15/29	100,000	112,330
Hanesbrands Inc.
5.38%, 05/15/25 (a)	152,000	160,703
Hilton Domestic Operating Company Inc.
5.38%, 05/01/25 (a)	33,000	34,780
5.75%, 05/01/28 (a)	33,000	35,590
Hyatt Hotels Corporation
5.38%, 04/23/25 (d)	45,000	50,484
Hyundai Capital America
1.80%, 10/15/25 (a)	66,000	65,901
Lowe`s Companies, Inc.
3.00%, 10/15/50	36,000	33,623
M.D.C. Holdings, Inc.
6.00%, 01/15/43 (d)	11,000	13,892
Macy's, Inc.
8.38%, 06/15/25 (a)	85,000	94,167
Marriott International, Inc.
5.75%, 05/01/25 (d)	115,000	131,767
Mattel, Inc.
3.38%, 04/01/26 (a)	63,000	64,482
Meritage Homes Corporation
3.88%, 04/15/29 (a)	80,000	80,000
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (a)	35,026	38,395
Newell Brands Inc.
4.88%, 06/01/25	46,000	50,782
NIKE, Inc.
3.25%, 03/27/40	74,000	77,659
NVR, Inc.
3.00%, 05/15/30	134,000	137,353
Resorts World Las Vegas LLC
4.63%, 04/06/31 (a)	200,000	200,225
Restaurant Brands International Limited Partnership
3.50%, 02/15/29 (a)	35,000	34,038
Ross Stores, Inc.
4.60%, 04/15/25	169,000	189,717
1.88%, 04/15/31	74,000	69,379
Royal Caribbean Cruises Ltd.
11.50%, 06/01/25 (a)	22,000	25,603
The Home Depot, Inc.
3.35%, 04/15/50	74,000	76,723
		2,763,372
Health Care 4.5%
AbbVie Inc.
3.20%, 11/21/29	75,000	79,728
4.50%, 05/14/35	55,000	64,034
Amgen Inc.
3.15%, 02/21/40	164,000	162,893
Ascension Health
2.53%, 11/15/29	28,000	28,733
Bausch Health Companies Inc.
5.50%, 11/01/25 (a)	22,000	22,615
8.50%, 01/31/27 (a)	21,000	23,259
5.75%, 08/15/27 (a)	60,000	64,601
Baylor Scott & White Holdings
2.84%, 11/15/50	54,000	50,732
Bristol-Myers Squibb Company
3.40%, 07/26/29	205,000	223,934
Centene Corporation
5.38%, 08/15/26 (a)	59,000	62,039
4.25%, 12/15/27	77,000	80,925
4.63%, 12/15/29	120,000	129,582
3.38%, 02/15/30	101,000	102,010
3.00%, 10/15/30	123,000	122,335
Cigna Holding Company
3.40%, 03/01/27	114,000	123,826

Abbreviations and additional footnotes are defined on page 15

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2021

	Shares/Par[1]	Value ($)
CVS Health Corporation
4.30%, 03/25/28	53,000	60,144
4.78%, 03/25/38	100,000	118,077
5.05%, 03/25/48	100,000	122,488
HCA Inc.
5.38%, 02/01/25	100,000	111,566
Molina Healthcare, Inc.
4.38%, 06/15/28 (a)	17,000	17,501
3.88%, 11/15/30 (a)	19,000	19,538
Mylan Inc
5.20%, 04/15/48	23,000	26,941
Providence St. Joseph Health
2.53%, 10/01/29	67,000	68,225
Royalty Pharma PLC
3.30%, 09/02/40 (a)	91,000	87,942
Smith & Nephew PLC
2.03%, 10/14/30	60,000	56,452
STERIS Irish FinCo Unlimited Company
3.75%, 03/15/51	56,000	55,845
Tenet Healthcare Corporation
4.88%, 01/01/26 (a)	140,000	145,486
Trinity Healthcare Group Pte. Ltd.
2.63%, 12/01/40	11,000	10,366
Universal Health Services, Inc.
2.65%, 10/15/30 (a)	50,000	48,368
Upjohn Inc.
3.85%, 06/22/40 (a)	119,000	121,923
4.00%, 06/22/50 (a)	71,000	72,456
		2,484,564
Consumer Staples 4.2%
Altria Group, Inc.
2.35%, 05/06/25	85,000	88,132
4.80%, 02/14/29	54,000	61,971
2.45%, 02/04/32	80,000	76,399
Anheuser-Busch Companies, LLC
4.90%, 02/01/46	146,000	173,517
Archer-Daniels-Midland Company
3.25%, 03/27/30	70,000	75,097
Ashtead Capital, Inc.
5.25%, 08/01/26 (a)	128,000	134,285
BAT Capital Corp.
2.26%, 03/25/28	126,000	123,922
4.91%, 04/02/30	34,000	38,786
4.39%, 08/15/37	74,000	77,546
Jaguar Holding Company II
4.63%, 06/15/25 (a)	17,000	17,702
5.00%, 06/15/28 (a)	17,000	17,695
JBS Investments II GmbH
7.00%, 01/15/26 (a)	200,000	213,148
JBS USA Food Company
6.50%, 04/15/29 (a)	84,000	94,970
5.50%, 01/15/30 (a)	50,000	55,245
Kraft Heinz Foods Company
3.88%, 05/15/27	69,000	75,464
4.63%, 10/01/39	20,000	21,707
Mars, Incorporated
2.38%, 07/16/40 (a)	60,000	55,085
3.95%, 04/01/49 (a)	143,000	161,142
Northwestern University
2.64%, 12/01/50	38,000	36,047
PepsiCo, Inc.
3.38%, 07/29/49	55,000	57,042
Reynolds American Inc.
5.70%, 08/15/35	46,000	54,570
Safeway Inc.
3.50%, 02/15/23 (a)	100,000	102,313
Sysco Corporation
5.95%, 04/01/30 (d)	33,000	41,266
6.60%, 04/01/40 (d)	15,000	21,008
Walmart Inc.
2.85%, 07/08/24	174,000	186,665
3.25%, 07/08/29	234,000	256,369
		2,317,093
Utilities 4.2%
Ameren Illinois Company
4.50%, 03/15/49	65,000	78,091
Commonwealth Edison Company
3.75%, 08/15/47	79,000	84,436
Consolidated Edison Company of New York, Inc.
3.95%, 04/01/50	57,000	61,786
DPL Inc.
4.13%, 07/01/25 (a)	102,000	108,101
Duquesne Light Holdings, Inc.
2.53%, 10/01/30 (a)	61,000	58,450
Edison International
5.38%, (100, 03/09/26) (b)	140,000	142,218
4.95%, 04/15/25	70,000	78,216
Exelon Corporation
5.10%, 06/15/45	75,000	92,630
FirstEnergy Corp.
4.40%, 07/15/27 (d) (j)	69,000	74,451
Nevada Power Company
3.70%, 05/01/29	140,000	154,759
Oncor Electric Delivery Company LLC
2.95%, 04/01/25	80,000	84,987
Pacific Gas And Electric Company
3.30%, 12/01/27	46,000	48,057
2.50%, 02/01/31	73,000	68,603
3.25%, 06/01/31	45,000	44,801
4.50%, 07/01/40	181,000	183,593
San Diego Gas & Electric Company
1.70%, 10/01/30	168,000	157,977
Southern California Edison Company
4.13%, 03/01/48	46,000	48,261
3.65%, 02/01/50	62,000	61,039
Tampa Electric Company
3.45%, 03/15/51	87,000	88,842
The AES Corporation
3.30%, 07/15/25 (a)	133,000	141,119
2.45%, 01/15/31 (a)	89,000	84,698
The Narragansett Electric Company
3.40%, 04/09/30 (a)	37,000	39,403
Vistra Operations Company LLC
3.55%, 07/15/24 (a)	71,000	74,265
3.70%, 01/30/27 (a)	220,000	228,177
		2,286,960
Industrials 3.4%
Aircastle Limited
5.25%, 08/11/25 (a)	108,000	117,966
American Airlines, Inc.
5.50%, 04/20/26 (a)	31,000	32,245
5.75%, 04/20/29 (a)	11,000	11,701
Delta Air Lines, Inc.
7.00%, 05/01/25 (a)	134,000	154,268
General Dynamics Corporation
4.25%, 04/01/40	100,000	117,682
General Electric Company
3.51%, (3 Month USD LIBOR + 3.33%), (100, 06/15/21) (b) (e)	419,000	395,955
3.45%, 05/01/27	31,000	33,691
3.63%, 05/01/30	73,000	78,542
Hillenbrand, Inc.
5.00%, 09/15/26 (d) (j)	20,000	22,006
Howmet Aerospace Inc.
6.88%, 05/01/25	36,000	41,693
Moog Inc.
4.25%, 12/15/27 (a)	44,000	44,893
Northrop Grumman Corporation
4.40%, 05/01/30	46,000	53,062
NTT Finance Corporation
1.16%, 04/03/26 (a)	371,000	365,938
Park Aerospace Holdings Limited
5.25%, 08/15/22 (a)	13,000	13,645
Prime Security Services Borrower, LLC
3.38%, 08/31/27 (a)	57,000	55,290
Siemens Financieringsmaatschappij N.V.
2.15%, 03/11/31 (a)	250,000	243,951

Abbreviations and additional footnotes are defined on page 15

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2021

	Shares/Par[1]	Value ($)
SkyMiles IP Ltd.
4.50%, 10/20/25 (a)	10,000	10,673
4.75%, 10/20/28 (a)	16,000	17,408
United Rentals (North America), Inc.
3.88%, 11/15/27	55,000	56,925
		1,867,534
Materials 2.5%
Anglo American Capital PLC
5.38%, 04/01/25 (a)	200,000	228,161
4.88%, 05/14/25 (a)	121,000	136,691
4.75%, 04/10/27 (a)	180,000	206,434
CEMEX S.A.B. de C.V.
5.45%, 11/19/29 (a)	130,000	142,256
CF Industries, Inc.
4.50%, 12/01/26 (a)	154,000	173,349
Freeport-McMoRan Inc.
5.00%, 09/01/27	61,000	64,789
5.40%, 11/14/34	35,000	41,699
Ineos Quattro Finance 2 PLC
3.38%, 01/15/26 (a)	110,000	109,884
Mercer International Inc.
5.13%, 02/01/29 (a)	26,000	26,915
NOVA Chemicals Corporation
4.88%, 06/01/24 (a)	130,000	136,054
Teck Resources Limited
3.90%, 07/15/30	105,000	109,459
		1,375,691
Information Technology 1.7%
Apple Inc.
2.38%, 02/08/41	95,000	86,442
2.65%, 02/08/51	102,000	92,922
Broadcom Inc.
3.88%, 01/15/27	27,000	29,329
3.47%, 04/15/34 (a)	160,000	160,547
3.50%, 02/15/41 (a)	77,000	73,343
Dell International L.L.C.
5.85%, 07/15/25 (a)	6,000	6,997
4.90%, 10/01/26 (a) (d)	50,000	56,839
Microsoft Corporation
2.68%, 06/01/60	15,000	13,638
3.04%, 03/17/62	72,000	70,603
Oracle Corporation
1.65%, 03/25/26	136,000	136,791
2.88%, 03/25/31	136,000	138,543
3.65%, 03/25/41	78,000	78,994
		944,988
Real Estate 0.2%
National Health Investors, Inc.
3.00%, 02/01/31	66,000	62,079
VICI Properties Inc.
4.25%, 12/01/26 (a)	55,000	56,305
		118,384
Total Corporate Bonds And Notes (cost $27,715,972)		28,821,280
GOVERNMENT AND AGENCY OBLIGATIONS 36.7%
Mortgage-Backed Securities 24.9%
Federal Home Loan Mortgage Corporation
3.00%, 07/01/32 - 12/01/49	283,187	296,998
2.00%, 12/01/35	209,958	215,592
4.00%, 10/01/45 - 06/01/48	409,557	442,925
3.50%, 01/01/46 - 08/01/49	1,246,404	1,324,076
4.50%, 11/01/48	24,406	26,557
2.50%, 05/01/50 - 07/01/50	252,748	259,445
Federal National Mortgage Association, Inc.
3.00%, 09/01/32 - 09/01/50	2,342,869	2,457,018
1.50%, 11/01/35	84,137	84,554
TBA, 2.50%, 04/15/36 - 05/15/51 (k)	660,000	684,722
TBA, 2.00%, 05/15/36 - 05/15/51 (k)	1,360,000	1,367,600
3.50%, 10/01/46 - 01/01/48	371,417	395,272
4.00%, 01/01/47 - 09/01/49	770,344	830,026
4.50%, 05/01/47 - 12/01/48	587,656	644,191
2.50%, 04/01/50 - 11/01/50	608,117	624,313
2.00%, 11/01/50 - 01/01/51	858,972	857,907
TBA, 1.50%, 05/15/51 (k)	150,000	144,699
Government National Mortgage Association
3.00%, 10/20/46 - 04/20/50	323,734	338,069
3.50%, 05/20/47 - 03/20/50	787,746	836,875
4.00%, 07/20/47	296,353	320,264
4.50%, 12/20/48 - 02/20/49	140,849	152,369
TBA, 2.00%, 04/15/51 (k)	440,000	444,048
TBA, 2.50%, 05/15/51 (k)	850,000	875,039
		13,622,559
U.S. Treasury Note 7.2%
Treasury, United States Department of
0.13%, 12/15/23	175,000	174,234
1.50%, 10/31/24 - 08/15/26	943,000	969,291
0.25%, 07/31/25	125,000	122,246
2.25%, 11/15/25	980,000	1,043,394
0.38%, 12/31/25	790,000	771,484
0.63%, 03/31/27	345,000	333,572
2.88%, 08/15/28	375,000	412,441
0.88%, 11/15/30	125,000	115,625
		3,942,287
U.S. Treasury Bond 3.7%
Treasury, United States Department of
3.75%, 08/15/41	461,000	573,657
3.13%, 11/15/41	292,000	332,698
2.50%, 02/15/45 - 02/15/46	772,000	787,992
3.00%, 02/15/48	277,000	310,846
		2,005,193
U.S. Government Agency Obligations 0.4%
Federal National Mortgage Association, Inc.
0.88%, 08/05/30 (l)	229,000	211,777
Municipal 0.3%
Dormitory Authority State of New York
3.19%, 02/15/43	100,000	102,102
The Port Authority of New York and New Jersey
1.09%, 07/01/23	75,000	76,117
		178,219
Sovereign 0.2%
Abu Dhabi, Government of
3.13%, 04/16/30 (a)	100,000	106,987
Total Government And Agency Obligations (cost $19,613,006)		20,067,022
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 6.7%
Air Canada 2020-2 Class A Pass Through Trust
Series 2020-A-2, 5.25%, 04/01/29	27,000	29,268
Alaska Airlines 2020-1 Class A Pass Through Trust
Series 2020-A-1, 4.80%, 08/15/27	90,316	99,121
American Airlines, Inc.
Series 2016-AA-2, 3.20%, 06/15/28	161,900	161,900
American Tower Trust #1
Series 2013-A-2, 3.07%, 03/15/23	265,000	267,620
AmeriCredit Automobile Receivables Trust
Series 2018-A3-1, 3.07%, 12/19/22	23,650	23,685
Ascentium Equipment Receivables Trust
Series 2017-A3-2A, 2.31%, 12/10/21	22,080	22,146
Capital One Prime Auto Receivables Trust
Series 2019-A2-2, 2.06%, 06/15/21	63,397	63,474
Series 2020-A2-1, 1.64%, 06/15/23	104,110	104,496
CarMax Auto Owner Trust 2019-2
Series 2019-A3-2, 2.68%, 12/15/22	286,781	292,258
CCG Receivables Trust
Series 2019-A2-2, 2.11%, 03/14/23	61,635	62,389
CIM Trust
Series 2021-A1-J2, REMIC, 2.50%, 04/25/51 (e)	190,000	192,205
COMM Mortgage Trust
Series 2014-A4-UBS3, REMIC, 3.82%, 05/10/24	49,000	53,135
DLL LLC
Series 2018-A3-ST2, 3.46%, 04/20/21	8,405	8,421
Series 2019-A2-MT3, 2.13%, 01/20/22	28,132	28,177
First Investors Auto Owner Trust 2021-1
Series 2021-A-1A, 0.45%, 12/15/23	176,214	175,986
Foundation Finance Trust
Series 2017-A-1A, 3.30%, 08/15/22	20,871	21,211

Abbreviations and additional footnotes are defined on page 15

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2021

	Shares/Par[1]	Value ($)
GLS Auto Receivables Trust
Series 2019-A-1A, 3.37%, 01/17/23	879	880
GM Financial Automobile Leasing Trust 2020-1
Series 2020-A3-1, 1.67%, 12/20/22	300,000	302,998
GM Financial Automobile Leasing Trust 2020-3
Series 2020-A2A-3, 0.35%, 02/20/22	171,535	171,686
Grace Trust
Series 2020-A-GRCE, REMIC, 2.35%, 12/12/30	177,000	176,743
HPEFS Equipment Trust
Series 2019-A2-1A, 2.19%, 09/20/29	23,416	23,446
Series 2019-A3-1A, 2.21%, 09/20/29	100,000	100,661
Hudson Yards Mortgage Trust
Series 2019-A-30HY, REMIC, 3.23%, 07/12/29	150,000	160,016
J.P. Morgan Mortgage Trust
Series 2017-A6-6, REMIC, 3.00%, 03/25/25 (e)	5,338	5,346
Manhattan West 2020-1MW Mortgage Trust
Series 2020-A-OMW, REMIC, 2.13%, 09/10/27	201,074	201,193
PSMC Trust
Series 2018-A1-3, REMIC, 4.00%, 02/25/41 (e)	8,107	8,211
Sequoia Mortgage Trust 2020-4
Series 2020-A2-4, REMIC, 2.50%, 10/25/43 (e)	124,174	125,857
Sprint Spectrum Co LLC
Series 2016-A1-1, 3.36%, 09/20/21 (a)	25,000	25,188
Toyota Auto Receivables Owner Trust
Series 2018-A3-B, 2.96%, 07/15/21	77,534	78,098
United Airlines, Inc.
Series 2012-A-1, 4.15%, 04/11/24	47,314	49,207
Series 2012-A-2, 4.00%, 10/29/24	42,271	43,645
Verizon Owner Trust 2019-C
Series 2019-A1A-C, 1.94%, 11/21/22	275,000	279,726
Verizon Owner Trust 2020-B
Series 2020-A-B, 0.47%, 02/20/25	149,000	149,174
Wells Fargo Commercial Mortgage Trust
Series 2017-B-C38, REMIC, 3.92%, 06/17/27 (e)	57,000	61,954
Wells Fargo Mortgage Backed Securities Trust
Series 2020-A1-3, REMIC, 3.00%, 12/25/42 (e)	77,980	79,671
Total Non-U.S. Government Agency Asset-Backed Securities (cost $3,623,924)		3,649,192
SENIOR FLOATING RATE INSTRUMENTS 1.7%
Consumer Discretionary 0.5%
Caesars Resort Collection, LLC
2020 Term Loan B1, 4.61%, (1 Month USD LIBOR + 4.50%), 06/19/25 (e)	81,590	81,692
PCI Gaming Authority
Term Loan, 2.61%, (1 Month USD LIBOR + 2.50%), 05/15/26 (e)	119,036	118,099
UFC Holdings, LLC
2021 Term Loan B, 3.75%, (3 Month USD LIBOR + 3.00%), 04/29/26 (e)	58,030	57,758
		257,549
Communication Services 0.4%
CenturyLink, Inc.
2020 Term Loan B, 2.36%, (3 Month USD LIBOR + 2.25%), 03/15/27 (e)	98,750	97,596
CSC Holdings, LLC
2017 Term Loan B1, 2.36%, (1 Month USD LIBOR + 2.25%), 07/15/25 (e)	43,421	42,779
Diamond Sports Group, LLC
Term Loan, 3.36%, (1 Month USD LIBOR + 3.25%), 08/24/26 (e)	33,490	22,857
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 2.62%, (3 Month USD LIBOR + 2.50%), 07/15/26 (e)	67,769	67,202
		230,434
Industrials 0.4%
American Airlines, Inc.
1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 4.75%), 03/10/28 (e) (m)	21,000	21,492
Berry Global, Inc.
2021 Term Loan Z, 0.00%, (1 Month USD LIBOR + 1.75%), 07/01/26 (e) (m)	129,675	128,520
Genesee & Wyoming Inc.
Term Loan, 2.20%, (3 Month USD LIBOR + 2.00%), 10/29/26 (e)	50,490	50,285
Ineos Styrolution US Holding LLC
2021 USD Term Loan B, 3.25%, (3 Month USD LIBOR + 2.75%), 01/21/26 (e)	27,000	26,899
		227,196
Consumer Staples 0.2%
JBS USA Lux S.A.
2019 Term Loan B, 0.00%, (1 Month USD LIBOR + 2.00%), 04/27/26 (e) (m)	93,874	93,229
Information Technology 0.1%
Peraton Corp.
1st Lien Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 02/01/28 (e) (m)	45,236	45,199
Peraton Holding Corp
Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 02/22/28 (e) (m)	25,704	25,682
		70,881
Energy 0.1%
Traverse Midstream Partners LLC
2017 Term Loan, 6.50%, (3 Month USD LIBOR + 5.50%), 09/22/24 (e)	30,784	30,491
Total Senior Floating Rate Instruments (cost $921,695)		909,780
SHORT TERM INVESTMENTS 7.4%
Investment Companies 7.0%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.04% (n)	3,857,975	3,857,975
Securities Lending Collateral 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03% (n)	210,585	210,585
Total Short Term Investments (cost $4,068,560)		4,068,560
Total Investments 105.2% (cost $55,943,157)		57,515,834
Other Derivative Instruments (0.0)%		(8,577)
Other Assets and Liabilities, Net (5.2)%		(2,841,175)
Total Net Assets 100.0%		54,666,082

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2021, the value and the percentage of net assets of these securities was $9,337,416 and 17.1% of the Fund.

(b) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(c) Convertible security.

(d) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2021.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) All or a portion of the security was on loan as of March 31, 2021.

(g) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(h) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(i) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(j) Security is a step-up bond where the coupon may increase or step up at a future

Abbreviations and additional footnotes are defined on page 15

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2021

date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2021.

(k) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2021, the total payable for investments purchased on a delayed delivery basis was $3,533,514.

(l) The security is a direct debt of the agency and not collateralized by mortgages.

(m) This senior floating rate interest will settle after March 31, 2021. If a reference rate and spread is presented, it will go into effect upon settlement.

(n) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

PPM Core Plus Fixed Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Nordic Aviation Capital, 6.83%, 03/14/25	10/01/19	139,295	95,417	0.2

PPM Core Plus Fixed Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Note	18	June 2021	2,401,350	(4,409)	(44,475)
United States 2 Year Note	14	July 2021	3,093,299	(696)	(3,127)
United States 5 Year Note	46	July 2021	5,743,030	(7,525)	(66,701)
United States Long Bond	10	June 2021	1,591,735	(4,375)	(45,798)
United States Ultra Bond	2	June 2021	380,863	(2,313)	(18,426)
				(19,318)	(178,527)
Short Contracts
United States 10 Year Ultra Bond	(30)	June 2021	(4,447,631)	10,741	137,006

Abbreviations and additional footnotes are defined on page 15

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2021

	Shares/Par[1]	Value ($)
PPM High Yield Core Fund
CORPORATE BONDS AND NOTES 92.6%
Communication Services 17.4%
Advantage Sales & Marketing Inc.
6.50%, 11/15/28 (a)	220,000	228,617
Altice Financing S.A.
5.00%, 01/15/28 (a)	102,000	100,675
Altice France S.A.
7.38%, 05/01/26 (a)	460,000	478,474
6.00%, 02/15/28 (a)	84,000	82,849
CB Escrow Corp.
8.00%, 10/15/25 (a)	194,000	206,254
CBS Radio Inc.
7.25%, 11/01/24 (a) (b)	140,000	145,189
CCO Holdings, LLC
5.13%, 05/01/27 (a)	108,000	114,185
5.88%, 05/01/27 (a)	379,000	391,447
5.00%, 02/01/28 (a)	203,000	214,730
5.38%, 06/01/29 (a)	351,000	377,489
4.50%, 05/01/32 (a)	111,000	112,387
CenturyLink, Inc.
5.13%, 12/15/26 (a)	112,000	117,929
7.60%, 09/15/39	24,000	27,478
Clear Channel International B.V.
6.63%, 08/01/25 (a)	30,000	31,353
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/28 (a)	144,000	142,709
Clear Channel Worldwide Holdings, Inc.
9.25%, 02/15/24	39,000	40,662
Consolidated Communications, Inc.
6.50%, 10/01/28 (a)	288,000	308,950
CSC Holdings, LLC
5.50%, 04/15/27 (a)	308,000	323,378
7.50%, 04/01/28 (a)	300,000	330,778
Cumulus Media New Holdings Inc.
6.75%, 07/01/26 (a)	296,000	301,519
Diamond Sports Group, LLC
5.38%, 08/15/26 (a)	93,000	66,970
6.63%, 08/15/27 (a)	113,000	60,235
DISH DBS Corporation
5.88%, 11/15/24	142,000	148,590
7.75%, 07/01/26	156,000	172,229
Embarq Corporation
8.00%, 06/01/36	77,000	88,551
Entercom Communications Corp.
6.75%, 03/31/29 (a)	159,000	165,362
Frontier Communications Corporation
5.88%, 10/15/27 (a)	13,000	13,777
5.00%, 05/01/28 (a)	93,000	94,655
6.75%, 05/01/29 (a)	139,000	146,493
Hughes Satellite Systems Corporation
6.63%, 08/01/26	274,000	303,774
iHeartCommunications, Inc.
6.38%, 05/01/26	38,565	40,935
8.38%, 05/01/27	326,651	350,360
5.25%, 08/15/27 (a)	25,000	25,732
4.75%, 01/15/28 (a)	50,000	50,464
Intelsat Jackson Holdings S.A.
8.00%, 02/15/24 (a)	125,000	129,319
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (a)	164,000	174,846
5.13%, 07/15/29 (a)	145,000	147,971
Level 3 Financing, Inc.
4.63%, 09/15/27 (a)	194,000	199,570
3.63%, 01/15/29 (a)	140,000	135,781
Liberty Media Corporation
8.25%, 02/01/30	199,000	228,377
Live Nation Entertainment, Inc.
4.88%, 11/01/24 (a)	86,000	87,493
6.50%, 05/15/27 (a)	34,000	37,732
3.75%, 01/15/28 (a)	40,000	39,450
MDC Partners Inc.
7.50%, 05/01/24 (a) (c)	287,000	290,998
Netflix, Inc.
4.88%, 04/15/28	125,000	141,409
5.88%, 11/15/28	90,000	108,898
Nexstar Escrow Inc.
5.63%, 07/15/27 (a)	110,000	115,402
Nielsen Finance LLC
5.88%, 10/01/30 (a)	140,000	151,699
Radiate HoldCo, LLC
6.50%, 09/15/28 (a)	289,000	305,144
Sprint Corporation
6.00%, 11/15/22	101,000	108,007
7.88%, 09/15/23	25,000	28,567
7.13%, 06/15/24	331,000	382,200
7.63%, 03/01/26	25,000	30,627
6.88%, 11/15/28	94,000	118,476
SSL Robotics LLC
9.75%, 12/31/23 (a)	32,000	35,965
TEGNA Inc.
5.00%, 09/15/29	186,000	192,899
Telecom Italia SpA
6.00%, 09/30/34	109,000	123,593
Telesat Canada
6.50%, 10/15/27 (a)	152,000	152,128
Terrier Media Buyer, Inc.
8.88%, 12/15/27 (a)	263,000	282,928
T-Mobile USA, Inc.
3.38%, 04/15/29	191,000	193,250
Townsquare Media, Inc.
6.88%, 02/01/26 (a)	54,000	57,468
Univision Communications Inc.
6.63%, 06/01/27 (a)	184,000	196,526
Virgin Media Finance PLC
5.00%, 07/15/30 (a)	39,000	39,137
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (a)	71,000	71,643
		10,112,682
Consumer Discretionary 14.2%
Adient Global Holdings Ltd
4.88%, 08/15/26 (a) (b)	144,000	148,827
Beazer Homes USA, Inc.
6.75%, 03/15/25	75,000	77,394
5.88%, 10/15/27	43,000	44,544
7.25%, 10/15/29	47,000	51,351
Carnival Corporation
11.50%, 04/01/23 (a)	200,000	228,281
7.63%, 03/01/26 (a)	93,000	99,976
5.75%, 03/01/27 (a)	137,000	140,643
Churchill Downs Incorporated
4.75%, 01/15/28 (a)	45,000	46,680
Dana Corporation
5.38%, 11/15/27	35,000	36,860
Eldorado Resorts, Inc.
8.13%, 07/01/27 (a)	261,000	287,202
Ford Motor Company
8.50%, 04/21/23	64,000	71,362
9.00%, 04/22/25	64,000	77,476
4.35%, 12/08/26	72,000	75,728
6.63%, 10/01/28	83,000	96,059
9.63%, 04/22/30	64,000	89,411
7.45%, 07/16/31	79,000	99,405
Guitar Center Escrow Issuer II, Inc.
8.50%, 01/15/26 (a)	139,000	147,000
Hawaiian Brand Intellectual Property, Ltd.
5.75%, 01/20/26 (a)	183,000	193,969
Hilton Domestic Operating Company Inc.
5.75%, 05/01/28 (a)	32,000	34,512
IHOL Verwaltungs GmbH
6.38%, 05/15/29 (a) (d)	41,000	44,684
IHS Luxembourg S.A R.L.
5.75%, 04/15/25 (a)	35,000	36,092
6.50%, 06/01/26 (a)	125,000	130,166
IRB Holding Corp.
7.00%, 06/15/25 (a)	90,000	97,023
6.75%, 02/15/26 (a)	115,000	118,987

Abbreviations and additional footnotes are defined on page 15

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2021

	Shares/Par[1]	Value ($)
Jaguar Land Rover Automotive PLC
5.63%, 02/01/23 (a) (b)	83,000	83,039
KB Home
4.80%, 11/15/29	66,000	69,274
L Brands, Inc.
7.50%, 06/15/29	140,000	159,115
6.63%, 10/01/30 (a)	128,000	146,103
6.88%, 11/01/35	165,000	195,953
Life Time, Inc.
5.75%, 01/15/26 (a)	142,000	146,109
8.00%, 04/15/26 (a)	90,000	92,700
M.D.C. Holdings, Inc.
3.85%, 01/15/30	101,000	105,861
6.00%, 01/15/43 (e)	80,000	101,032
Macy's, Inc.
8.38%, 06/15/25 (a)	200,000	221,569
Marriott Ownership Resorts, Inc.
6.13%, 09/15/25 (a)	51,000	54,251
6.50%, 09/15/26	90,000	93,973
4.75%, 01/15/28	64,000	64,604
Mattel, Inc.
6.75%, 12/31/25 (a)	10,000	10,512
5.88%, 12/15/27 (a)	55,000	60,371
MCE Finance Limited
5.38%, 12/04/29 (a)	110,000	115,379
Meritage Homes Corporation
3.88%, 04/15/29 (a)	109,000	109,000
MGM Resorts International
5.50%, 04/15/27	82,000	88,137
Michaels Stores, Inc.
8.00%, 07/15/27 (a)	118,000	130,570
4.75%, 10/01/27 (a)	118,000	128,485
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (a)	88,053	96,523
New Golden Nugget Inc.
6.75%, 10/15/24 (a)	70,000	70,796
NMG Holding Company, Inc.
7.13%, 04/01/26 (a)	75,000	76,676
Panther BF Aggregator 2 LP
8.50%, 05/15/27 (a)	130,000	139,946
PetSmart, Inc.
7.75%, 02/15/29 (a)	220,000	237,837
PM General Purchaser LLC
9.50%, 10/01/28 (a)	140,000	149,493
QVC, Inc.
5.45%, 08/15/34	185,000	186,850
Rent-A-Center, Inc.
6.38%, 02/15/29 (a)	85,000	90,037
Royal Caribbean Cruises Ltd.
10.88%, 06/01/23 (a)	127,000	145,832
9.13%, 06/15/23 (a)	80,000	88,107
5.50%, 04/01/28 (a)	76,000	76,389
Scientific Games International, Inc.
5.00%, 10/15/25 (a)	107,000	110,788
8.25%, 03/15/26 (a)	246,000	264,520
7.00%, 05/15/28 (a)	91,000	97,303
Shea Homes Limited Partnership, A California Limited Partnership
4.75%, 02/15/28 - 04/01/29 (a)	232,000	235,492
Staples, Inc.
7.50%, 04/15/26 (a)	122,000	128,983
10.75%, 04/15/27 (a)	209,000	206,424
Station Casinos LLC
4.50%, 02/15/28 (a)	108,000	107,719
Stena International S.A R.L.
6.13%, 02/01/25 (a)	142,000	142,832
Studio City Finance Limited
6.50%, 01/15/28 (a)	135,000	144,800
5.00%, 01/15/29 (a)	53,000	53,196
Tenneco Inc.
5.00%, 07/15/26 (b)	121,000	114,620
7.88%, 01/15/29 (a)	23,000	25,807
5.13%, 04/15/29 (a)	143,000	141,135
VOC Escrow Ltd.
5.00%, 02/15/28 (a)	187,000	185,059
Wyndham Destinations, Inc.
5.65%, 04/01/24 (c) (e)	100,000	108,453
6.63%, 07/31/26 (a)	74,000	83,965
6.00%, 04/01/27 (c) (e)	65,000	71,986
		8,231,237
Energy 13.9%
Aethon United BR LP
8.25%, 02/15/26 (a)	222,000	229,361
Antero Midstream Partners LP
5.38%, 09/15/24	65,000	65,608
7.88%, 05/15/26 (a)	90,000	96,771
Apache Corporation
4.88%, 11/15/27	69,000	70,687
Archrock Partners, L.P.
6.25%, 04/01/28 (a)	325,000	331,021
Ascent Resources - Utica, LLC
7.00%, 11/01/26 (a)	70,000	69,978
8.25%, 12/31/28 (a)	56,000	58,293
Baytex Energy Corp.
8.75%, 04/01/27 (a)	153,000	139,084
Blue Racer Midstream, LLC
7.63%, 12/15/25 (a)	35,000	37,716
Buckeye Partners, L.P.
4.50%, 03/01/28 (a)	97,000	97,258
5.85%, 11/15/43	24,000	23,371
5.60%, 10/15/44	19,000	18,312
California Resources Corporation
7.13%, 02/01/26 (a)	142,000	144,518
Callon Petroleum Company
6.38%, 07/01/26	162,000	128,017
Cheniere Energy Partners, L.P.
4.00%, 03/01/31 (a)	70,000	71,353
Cheniere Energy, Inc.
5.63%, 10/01/26	153,000	160,079
4.63%, 10/15/28 (a)	140,000	145,904
Citgo Petroleum Corporation
7.00%, 06/15/25 (a)	135,000	138,831
6.38%, 06/15/26 (a)	46,000	46,397
Continental Resources, Inc.
4.50%, 04/15/23	25,000	25,807
3.80%, 06/01/24	97,000	99,801
5.75%, 01/15/31 (a)	101,000	113,722
Endeavor Energy Resources, L.P.
6.63%, 07/15/25 (a)	5,000	5,344
5.50%, 01/30/26 (a)	81,000	84,193
5.75%, 01/30/28 (a)	93,000	98,211
Energean Israel Finance Ltd
4.88%, 03/30/26	145,000	145,181
Energy Transfer LP
6.63%, (100, 02/15/28) (f)	42,000	37,154
6.75%, (100, 05/15/25) (f)	106,000	101,829
7.13%, (100, 05/15/30) (f)	62,000	60,116
5.25%, 04/15/29	94,000	107,151
EQM Midstream Partners, LP
4.13%, 12/01/26	163,000	162,015
6.50%, 07/01/27 (a)	77,000	83,694
4.75%, 01/15/31 (a)	140,000	135,852
6.50%, 07/15/48	82,000	81,830
EQT Corporation
3.90%, 10/01/27	77,000	78,542
5.00%, 01/15/29	33,000	35,303
8.50%, 02/01/30 (c) (e)	55,000	70,131
Hess Midstream Operations LP
5.13%, 06/15/28 (a)	46,000	46,562
Husky Energy Inc.
13.00%, 02/15/25 (a) (d)	242,000	264,195
MEG Energy Corp.
6.50%, 01/15/25 (a)	78,000	80,575
7.13%, 02/01/27 (a)	91,000	95,177
Murphy Oil Corporation
5.75%, 08/15/25	90,000	89,982
5.88%, 12/01/27	170,000	166,735
Nabors Industries Ltd
7.50%, 01/15/28 (a)	102,000	83,783

Abbreviations and additional footnotes are defined on page 15

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2021

	Shares/Par[1]	Value ($)
Newfield Exploration Co.
5.63%, 07/01/24	149,000	163,678
NuStar Logistics, L.P.
6.00%, 06/01/26	134,000	144,601
5.63%, 04/28/27	93,000	97,341
6.38%, 10/01/30	139,000	150,353
Occidental Petroleum Corporation
2.70%, 02/15/23	42,000	41,865
6.95%, 07/01/24	198,000	217,790
2.90%, 08/15/24	49,000	48,463
3.50%, 06/15/25	95,000	94,032
3.20%, 08/15/26	139,000	133,372
8.88%, 07/15/30	80,000	100,915
6.13%, 01/01/31	90,000	99,230
7.50%, 05/01/31	100,000	116,616
6.45%, 09/15/36	234,000	257,809
7.95%, 06/15/39	55,000	64,730
4.30%, 08/15/39	168,000	142,515
Ovintiv Exploration Inc.
5.38%, 01/01/26	84,000	92,253
PBF Holding Company LLC
9.25%, 05/15/25 (a)	85,000	86,806
6.00%, 02/15/28	85,000	62,788
Precision Drilling Corporation
7.13%, 01/15/26 (a)	87,000	84,373
Shelf Drilling Management Services DMCC
8.88%, 11/15/24 (a)	79,000	80,143
SM Energy Company
6.63%, 01/15/27	202,000	185,684
Southwestern Energy Company
7.50%, 04/01/26 (b)	98,000	103,748
7.75%, 10/01/27	90,000	96,260
8.38%, 09/15/28	69,000	75,755
Targa Resource Corporation
5.00%, 01/15/28	107,000	111,349
5.50%, 03/01/30	228,000	239,362
4.88%, 02/01/31 (a)	56,000	56,738
4.00%, 01/15/32 (a)	75,000	70,768
Transocean Inc
11.50%, 01/30/27 (a)	94,000	80,577
Transocean Proteus Limited
6.25%, 12/01/24 (a)	150,000	141,958
Viper Energy Partners LP
5.38%, 11/01/27 (a)	44,000	45,784
Western Midstream Operating, LP
6.50%, 02/01/50 (c) (e)	168,000	181,534
		8,094,634
Financials 10.9%
Advisor Group Holdings, Inc.
10.75%, 08/01/27 (a)	188,000	210,389
Citigroup Inc.
5.00%, (100, 09/12/24) (f)	166,000	171,100
Credit Suisse Group AG
5.25%, (100, 02/11/27) (a) (f)	200,000	202,029
6.25%, (100, 12/18/24) (a) (f) (g)	60,000	64,052
Diamond Finance International Limited
5.88%, 06/15/21 (a)	42,000	42,108
EG Global Finance PLC
6.75%, 02/07/25 (a)	180,000	185,175
8.50%, 10/30/25 (a)	150,000	159,762
FirstCash, Inc.
4.63%, 09/01/28 (a)	91,000	92,923
Ford Motor Credit Company LLC
3.09%, 01/09/23	200,000	203,418
3.66%, 09/08/24	66,000	67,981
4.06%, 11/01/24	68,000	71,308
5.13%, 06/16/25	132,000	142,508
4.00%, 11/13/30	140,000	138,890
Freedom Mortgage Corporation
7.63%, 05/01/26 (a)	250,000	261,812
HUB International Limited
7.00%, 05/01/26 (a)	129,000	133,943
Icahn Enterprises L.P.
4.75%, 09/15/24	161,000	167,286
6.25%, 05/15/26	259,000	272,369
5.25%, 05/15/27	35,000	36,066
Intelligent Packaging Holdco Issuer Ltd Partnership
9.00%, 01/15/26 (a) (d)	39,000	39,714
James Hardie International Finance Designated Activity Company
5.00%, 01/15/28 (a)	78,000	82,841
JPMorgan Chase & Co.
5.00%, (100, 08/01/24) (f)	80,000	82,700
Lions Gate Capital Holdings LLC
6.38%, 02/01/24 (a)	128,000	132,081
5.88%, 11/01/24 (a)	166,000	170,877
5.50%, 04/15/29 (a)	289,000	288,722
LPL Holdings, Inc.
4.63%, 11/15/27 (a)	93,000	96,984
Markel Corporation
6.00%, (100, 06/01/25) (f)	129,000	140,242
Morgan Stanley
4.05%, (3 Month USD LIBOR + 3.81%), (100, 04/15/21) (f) (h)	88,000	88,030
Navient Corporation
7.25%, 09/25/23	140,000	151,619
5.88%, 10/25/24	82,000	86,411
6.75%, 06/25/25 - 06/15/26	282,000	305,927
4.88%, 03/15/28	61,000	59,712
NFP Corp.
6.88%, 08/15/28 (a)	283,000	293,600
Nordic Aviation Capital
5.04%, 02/27/24 (d) (i) (j)	81,782	53,772
7.08%, 03/14/27 (d) (i) (j)	129,133	91,039
PennyMac Financial Services, Inc.
4.25%, 02/15/29 (a)	191,000	182,593
SLM Corporation
5.63%, 08/01/33	90,000	84,342
Springleaf Finance Corporation
8.88%, 06/01/25	51,000	56,510
7.13%, 03/15/26	105,000	121,643
6.63%, 01/15/28	63,000	71,442
Telenet Finance Luxembourg Notes S.A R.L.
5.50%, 03/01/28 (a)	200,000	209,750
USA Compression Finance Corp.
6.88%, 04/01/26 - 09/01/27	231,000	237,769
VistaJet Malta Finance P.L.C.
10.50%, 06/01/24 (a)	132,000	144,025
ZF North America Capital, Inc.
4.50%, 04/29/22 (a)	125,000	128,262
Ziggo B.V.
4.88%, 01/15/30 (a)	200,000	204,616
Ziggo Bond Finance B.V.
6.00%, 01/15/27 (a)	103,000	107,802
		6,336,144
Industrials 10.8%
Aircastle Limited
5.25%, 08/11/25 (a)	53,000	57,891
4.25%, 06/15/26	216,000	228,407
Allied Universal Holdco LLC
6.63%, 07/15/26 (a)	137,000	145,264
9.75%, 07/15/27 (a)	79,000	86,721
American Airlines, Inc.
11.75%, 07/15/25 (a)	112,000	138,488
5.75%, 04/20/29 (a)	144,000	153,178
Avolon Holdings Funding Limited
3.25%, 02/15/27 (a)	138,000	137,219
Bombardier Inc.
6.00%, 10/15/22 (a)	207,000	206,952
7.50%, 03/15/25 (a)	92,000	90,580
Builders FirstSource, Inc.
6.75%, 06/01/27 (a)	47,000	50,605
Cargo Aircraft Management, Inc.
4.75%, 02/01/28 (a)	166,000	171,376
Cornerstone Building Brands, Inc.
6.13%, 01/15/29 (a)	147,000	156,532
CP Atlas Buyer, Inc.
7.00%, 12/01/28 (a)	277,000	290,533

Abbreviations and additional footnotes are defined on page 15

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2021

	Shares/Par[1]	Value ($)
Delta Air Lines, Inc.
7.00%, 05/01/25 (a)	164,000	188,805
Fortress Transportation And Infrastructure Investors LLC
6.50%, 10/01/25 (a)	100,000	104,560
Foxtrot Escrow Issuer LLC
12.25%, 11/15/26 (a)	148,000	169,091
General Electric Company
3.51%, (3 Month USD LIBOR + 3.33%), (100, 06/15/21) (f) (h)	53,000	50,085
GFL Environmental Inc.
4.00%, 08/01/28 (a)	91,000	88,169
Graham Packaging Company Europe LLC
7.13%, 08/15/28 (a)	138,000	146,740
Howmet Aerospace Inc.
6.88%, 05/01/25	108,000	125,077
Intelligent Packaging Limited Purchaser Inc.
6.00%, 09/15/28 (a)	145,000	149,659
Masonite International Corporation
5.38%, 02/01/28 (a)	60,000	63,656
Navistar International Corporation
6.63%, 11/01/25 (a)	134,000	139,299
Pitney Bowes Inc.
6.88%, 03/15/27 (a)	191,000	190,238
Prime Security Services Borrower, LLC
5.25%, 04/15/24 (a)	52,000	55,477
5.75%, 04/15/26 (a)	81,000	87,510
3.38%, 08/31/27 (a)	55,000	53,350
6.25%, 01/15/28 (a)	136,000	141,571
Rolls-Royce Plc
5.75%, 10/15/27 (a)	182,000	193,597
SkyMiles IP Ltd.
4.75%, 10/20/28 (a)	42,000	45,697
Spirit Airlines, Inc.
8.00%, 09/20/25 (a)	140,462	158,731
Stericycle, Inc.
3.88%, 01/15/29 (a)	27,000	26,657
Summit Materials, LLC
5.25%, 01/15/29 (a)	138,000	144,117
Tempo Acquisition, LLC
6.75%, 06/01/25 (a)	119,000	121,582
Terex Corporation
5.00%, 05/15/29 (a)	191,000	197,545
TransDigm Inc.
6.50%, 05/15/25	155,000	158,376
8.00%, 12/15/25 (a)	34,000	37,030
6.25%, 03/15/26 (a)	296,000	313,798
5.50%, 11/15/27	110,000	113,766
Transdigm UK Holdings PLC
6.88%, 05/15/26	51,000	53,685
Triumph Group, Inc.
8.88%, 06/01/24 (a)	56,000	62,720
Uber Technologies, Inc.
7.50%, 05/15/25 - 09/15/27 (a)	232,000	254,954
United Rentals (North America), Inc.
3.88%, 11/15/27	239,000	247,365
Univar Solutions USA Inc.
5.13%, 12/01/27 (a)	35,000	36,418
Vertical Holdco GmbH
7.63%, 07/15/28 (a)	131,000	140,822
Vertical U.S. Newco Inc.
5.25%, 07/15/27 (a)	127,000	132,982
Watco Companies, L.L.C.
6.50%, 06/15/27 (a)	181,000	191,051
		6,297,926
Consumer Staples 6.8%
Albertsons Companies, Inc.
5.75%, 03/15/25	8,000	8,261
Ashtead Capital, Inc.
4.13%, 08/15/25 (a)	33,000	33,935
5.25%, 08/01/26 (a)	139,000	145,825
Avis Budget Car Rental, LLC
5.38%, 03/01/29 (a)	139,000	144,753
Edgewell Personal Care Colombia S A S
5.50%, 06/01/28 (a)	47,000	49,636
JBS Investments II GmbH
5.75%, 01/15/28 (a)	208,000	219,445
JBS USA Food Company
6.50%, 04/15/29 (a)	48,000	54,269
Kraft Foods Group, Inc.
5.00%, 06/04/42	122,000	137,714
Kraft Heinz Foods Company
3.88%, 05/15/27	96,000	104,994
4.25%, 03/01/31	31,000	34,200
4.63%, 10/01/39	218,000	236,601
4.88%, 10/01/49	153,000	172,767
Marb Bondco PLC
3.95%, 01/29/31 (a)	290,000	276,241
Matterhorn Merger Sub, LLC
8.50%, 06/01/26 (a)	192,000	196,202
MPH Acquisition Holdings LLC
5.75%, 11/01/28 (a) (b)	232,000	226,195
NESCO Holdings II, Inc.
5.50%, 04/15/29 (a)	25,000	25,633
Pilgrim's Pride Corporation
5.75%, 03/15/25 (a)	159,000	162,402
5.88%, 09/30/27 (a)	104,000	111,441
4.25%, 04/15/31 (a)	140,000	139,534
Post Holdings, Inc.
5.63%, 01/15/28 (a)	142,000	149,855
4.63%, 04/15/30 (a)	77,000	77,194
Safeway Inc.
5.88%, 02/15/28 (a)	157,000	167,384
Sigma Holdco B.V.
7.88%, 05/15/26 (a) (b)	246,000	245,946
Turning Point Brands, Inc.
5.63%, 02/15/26 (a)	109,000	113,152
United Natural Foods, Inc.
6.75%, 10/15/28 (a) (b)	270,000	288,218
Vector Group Ltd.
5.75%, 02/01/29 (a)	248,000	255,645
Verscend Holding Corp.
9.75%, 08/15/26 (a)	147,000	157,590
		3,935,032
Health Care 6.4%
AdaptHealth, LLC
6.13%, 08/01/28 (a)	45,000	47,705
4.63%, 08/01/29 (a)	54,000	53,715
Bausch Health Companies Inc.
6.13%, 04/15/25 (a)	255,000	261,395
5.50%, 11/01/25 (a)	69,000	70,928
8.50%, 01/31/27 (a)	277,000	306,801
7.00%, 01/15/28 (a)	51,000	55,375
5.00%, 01/30/28 (a)	40,000	40,780
6.25%, 02/15/29 (a)	50,000	53,077
5.25%, 02/15/31 (a)	88,000	87,639
Centene Corporation
5.38%, 08/15/26 (a)	48,000	50,472
4.25%, 12/15/27	95,000	99,843
4.63%, 12/15/29	53,000	57,232
3.38%, 02/15/30	35,000	35,350
Centene Escrow I Corporation
5.38%, 06/01/26 (a)	181,000	189,250
Community Health Systems, Inc.
6.63%, 02/15/25 (a)	94,000	99,527
8.00%, 03/15/26 (a)	212,000	229,072
8.00%, 12/15/27 (a)	74,000	80,945
6.00%, 01/15/29 (a)	22,000	23,287
6.88%, 04/15/29 (a)	112,000	116,913
Endo Designated Activity Company
9.50%, 07/31/27 (a)	187,000	203,150
6.00%, 06/30/28 (a)	104,000	85,401
Endo Luxembourg Finance Company I S.à r.l.
6.13%, 04/01/29 (a)	118,000	119,717
HCA Inc.
5.38%, 02/01/25	189,000	210,860
IQVIA Inc.
5.00%, 05/15/27 (a)	125,000	132,023

Abbreviations and additional footnotes are defined on page 15

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2021

	Shares/Par[1]	Value ($)
Mednax, Inc.
6.25%, 01/15/27 (a)	117,000	125,108
Ortho-Clinical Diagnostics, Inc.
7.38%, 06/01/25 (a)	35,000	37,634
7.25%, 02/01/28 (a)	27,000	29,631
Par Pharmaceutical, Inc.
7.50%, 04/01/27 (a)	89,000	94,596
Syneos Health, Inc.
3.63%, 01/15/29 (a)	51,000	49,601
Tenet Healthcare Corporation
6.75%, 06/15/23	131,000	141,988
7.50%, 04/01/25 (a)	118,000	127,338
4.88%, 01/01/26 (a)	93,000	96,645
5.13%, 11/01/27 (a)	183,000	191,410
6.13%, 10/01/28 (a)	140,000	145,856
		3,750,264
Materials 6.2%
Ardagh Packaging Finance Public Limited Company
5.25%, 08/15/27 (a)	217,000	221,551
Carpenter Technology Corporation
6.38%, 07/15/28	63,000	67,930
Cascades Inc.
5.13%, 01/15/26 (a)	23,000	24,486
5.38%, 01/15/28 (a)	61,000	64,099
CEMEX S.A.B. de C.V.
5.70%, 01/11/25 (a)	30,000	30,599
5.45%, 11/19/29 (a)	80,000	87,542
CF Industries, Inc.
5.38%, 03/15/44	50,000	59,301
CVR Partners, LP
9.25%, 06/15/23 (a)	279,000	281,214
First Quantum Minerals Ltd
7.50%, 04/01/25 (a)	55,000	56,752
6.88%, 10/15/27 (a)	140,000	149,956
Flex Acquisition Company, Inc.
6.88%, 01/15/25 (a)	95,000	96,439
7.88%, 07/15/26 (a)	80,000	83,821
FMG Resources (August 2006) Pty Ltd
5.13%, 05/15/24 (a) (b)	65,000	71,018
Freeport-McMoRan Inc.
5.00%, 09/01/27	117,000	124,268
5.40%, 11/14/34	108,000	128,672
FXI Holdings, Inc.
7.88%, 11/01/24 (a)	108,000	111,240
Hexion Inc.
7.88%, 07/15/27 (a)	163,000	175,141
Hudbay Minerals Inc.
4.50%, 04/01/26 (a)	58,000	60,274
6.13%, 04/01/29 (a)	259,000	275,969
Mercer International Inc.
5.50%, 01/15/26	36,000	36,972
5.13%, 02/01/29 (a)	72,000	74,534
NOVA Chemicals Corporation
5.25%, 08/01/23 - 06/01/27 (a)	355,000	370,016
4.88%, 06/01/24 (a)	128,000	133,961
Rayonier Advanced Materials Inc.
5.50%, 06/01/24 (a)	67,000	64,236
7.63%, 01/15/26 (a)	141,384	150,166
The Chemours Company
5.75%, 11/15/28 (a)	276,000	290,919
United States Steel Corporation
6.88%, 03/01/29	291,000	297,667
		3,588,743
Information Technology 3.5%
ams AG
7.00%, 07/31/25 (a)	314,000	336,681
Arches Buyer Inc.
6.13%, 12/01/28 (a)	19,000	19,569
Banff Merger Sub Inc.
9.75%, 09/01/26 (a)	236,000	251,259
Boxer Parent Company Inc.
7.13%, 10/02/25 (a)	46,000	49,447
Commscope Finance LLC
6.00%, 03/01/26 (a)	95,000	100,146
8.25%, 03/01/27 (a)	93,000	99,524
CommScope Holding Company, Inc.
6.00%, 06/15/25 (a)	30,000	30,607
Dell Inc.
6.50%, 04/15/38	51,000	62,420
Endure Digital, Inc.
6.00%, 02/15/29 (a)	201,000	196,322
Entegris, Inc.
4.38%, 04/15/28 (a)	82,000	84,761
LogMeIn, Inc.
5.50%, 09/01/27 (a)	67,000	70,135
Open Text Corporation
3.88%, 02/15/28 (a)	112,000	112,881
SS&C Technologies, Inc.
5.50%, 09/30/27 (a)	126,000	134,040
Tempo Acquisition, LLC
5.75%, 06/01/25 (a)	75,000	79,367
TTM Technologies, Inc.
4.00%, 03/01/29 (a)	62,000	61,225
ViaSat, Inc.
5.63%, 09/15/25 - 04/15/27 (a)	230,000	237,093
6.50%, 07/15/28 (a)	91,000	95,870
		2,021,347
Real Estate 1.5%
CSL Capital, LLC
6.00%, 04/15/23 (a)	60,000	60,975
Cushman & Wakefield PLC
6.75%, 05/15/28 (a)	93,000	100,200
ESH Hospitality, Inc.
5.25%, 05/01/25 (a)	106,000	108,126
Service Properties Trust
5.25%, 02/15/26	286,000	289,503
Uniti Group Inc.
7.88%, 02/15/25 (a)	55,000	59,483
6.50%, 02/15/29 (a)	144,000	142,204
VICI Properties Inc.
4.25%, 12/01/26 (a)	51,000	52,210
3.75%, 02/15/27 (a)	59,000	58,947
4.63%, 12/01/29 (a)	15,000	15,568
		887,216
Utilities 1.0%
Calpine Corporation
5.25%, 06/01/26 (a)	143,000	147,290
4.50%, 02/15/28 (a)	67,000	67,579
3.75%, 03/01/31 (a)	115,000	109,614
Pacific Gas And Electric Company
5.00%, 07/01/28	39,000	41,215
5.25%, 07/01/30	205,000	217,289
The AES Corporation
3.95%, 07/15/30 (a)	25,000	26,747
		609,734
Total Corporate Bonds And Notes (cost $51,163,688)		53,864,959
SENIOR FLOATING RATE INSTRUMENTS 3.4%
Information Technology 1.1%
Almonde, Inc.
USD 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 04/26/24 (h)	65,973	64,591
Banff Merger Sub Inc
2021 USD Term Loan, 3.86%, (1 Month USD LIBOR + 3.75%), 10/01/25 (h)	70,066	69,715
Cornerstone OnDemand, Inc.
Term Loan B, 4.36%, (3 Month USD LIBOR + 4.25%), 04/22/27 (h)	63,615	63,625
LogMeIn, Inc.
Term Loan B, 0.00%, (1 Month USD LIBOR + 4.75%), 08/31/27 (h) (k)	67,830	67,597
Peraton Corp.
1st Lien Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 02/01/28 (h) (k)	93,100	93,022
Peraton Holding Corp
Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 02/22/28 (h) (k)	52,901	52,857

Abbreviations and additional footnotes are defined on page 15

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Schedules of Investments (Unaudited)

March 31, 2021

	Shares/Par[1]	Value ($)
Realpage Inc.
1st Lien Term Loan B, 0.00%, (3 Month USD LIBOR + 3.25%), 02/18/28 (h) (k)	148,802	148,037
Verifone Systems, Inc.
2018 1st Lien Term Loan, 4.18%, (3 Month USD LIBOR + 4.00%), 08/09/25 (h)	62,962	61,349
		620,793
Consumer Discretionary 1.0%
Adient US LLC
Term Loan B, 4.36%, (1 Month USD LIBOR + 4.25%), 05/03/24 (h)	55,075	55,006
Term Loan B, 4.44%, (3 Month USD LIBOR + 4.25%), 05/03/24 (h)	18,797	18,773
Bass Pro Group, LLC
2021 Term Loan B, 5.00%, (6 Month USD LIBOR + 4.25%), 02/26/28 (h)	291,270	291,416
Caesars Resort Collection, LLC
2020 Term Loan B1, 4.61%, (1 Month USD LIBOR + 4.50%), 06/19/25 (h)	49,750	49,812
Mileage Plus Holdings LLC
2020 Term Loan B, 6.25%, (3 Month USD LIBOR + 5.25%), 12/31/23 (h)	49,200	52,221
Rent-A-Center, Inc.
2021 Term Loan B, 4.75%, (1 Month USD LIBOR + 4.00%), 02/04/28 (h)	90,000	90,375
SkyMiles IP Ltd.
2020 Skymiles Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 09/16/27 (h) (k)	14,000	14,686
		572,289
Industrials 0.4%
American Airlines, Inc.
1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 4.75%), 03/10/28 (h) (k)	187,000	191,383
Dynasty Acquisition Co., Inc.
2020 CAD Term Loan B2, 3.70%, (3 Month USD LIBOR + 3.50%), 04/06/26 (h)	23,764	22,993
2020 Term Loan B1, 3.70%, (3 Month USD LIBOR + 3.50%), 04/06/26 (h)	44,201	42,767
		257,143
Financials 0.3%
Acrisure, LLC
2020 Term Loan B, 3.70%, (3 Month USD LIBOR + 3.50%), 01/30/27 (h)	96,772	95,482
Advisor Group, Inc.
2021 Term Loan, 4.61%, (1 Month USD LIBOR + 4.50%), 07/31/26 (h)	84,359	84,254
		179,736
Communication Services 0.3%
Consolidated Communications, Inc.
2020 Term Loan B, 5.75%, (1 Month USD LIBOR + 4.75%), 09/15/27 (h)	40,800	40,779
iHeartCommunications, Inc.
2020 Term Loan, 3.11%, (1 Month USD LIBOR + 3.00%), 05/01/26 (h)	52,338	51,659
Intelsat Jackson Holdings S.A.
2020 DIP Term Loan, 6.50%, (3 Month USD LIBOR + 5.50%), 07/28/21 (h)	18,796	18,993
Zayo Group Holdings, Inc.
USD Term Loan , 3.11%, (1 Month USD LIBOR + 3.00%), 02/20/27 (h)	60,574	60,042
		171,473
Health Care 0.2%
Alphabet Holding Company, Inc.
2017 1st Lien Term Loan, 3.61%, (1 Month USD LIBOR + 3.50%), 08/15/24 (h)	84,469	83,743
Energy 0.1%
Lower Cadence Holdings LLC
Term Loan B, 4.11%, (1 Month USD LIBOR + 4.00%), 05/10/26 (h)	63,829	62,190
Total Senior Floating Rate Instruments (cost $1,944,163)		1,947,367
INVESTMENT COMPANIES 1.1%
Eaton Vance Senior Floating-Rate Trust	3,750	51,712
iShares Broad USD High Yield Corporate Bond ETF	14,096	580,614
Total Investment Companies (cost $631,575)		632,326
COMMON STOCKS 0.4%
Energy 0.3%
MPLX LP	2,200	56,386
Noble Finance Corp. (l) (m)	4,487	79,495
		135,881
Communication Services 0.1%
Clear Channel Outdoor Holdings, Inc. (l)	8,143	14,657
iHeartMedia, Inc. - Class A (l)	3,283	59,586
		74,243
Total Common Stocks (cost $283,831)		210,124
PREFERRED STOCKS 0.2%
Consumer Discretionary 0.2%
Qurate Retail, Inc., 8.00%, 03/15/31	1,409	143,225
Total Preferred Stocks (cost $140,393)		143,225
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.0%
Air Canada 2020-2 Class A Pass Through Trust
Series 2020-A-2, 5.25%, 04/01/29	20,000	21,680
Total Non-U.S. Government Agency Asset-Backed Securities (cost $20,000)		21,680
SHORT TERM INVESTMENTS 4.8%
Investment Companies 2.9%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.04% (n)	1,678,287	1,678,287
Securities Lending Collateral 1.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03% (n)	1,122,296	1,122,296
Total Short Term Investments (cost $2,800,583)		2,800,583
Total Investments 102.5% (cost $56,984,233)		59,620,264
Other Assets and Liabilities, Net (2.5)%		(1,459,115)
Total Net Assets 100.0%		58,161,149

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2021, the value and the percentage of net assets of these securities was $37,763,043 and 64.9% of the Fund.

(b) All or a portion of the security was on loan as of March 31, 2021.

(c) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2021.

(d) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(e) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2021.

(f) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(g) Convertible security.

(h) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(i) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(j) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(k) This senior floating rate interest will settle after March 31, 2021. If a reference rate and spread is presented, it will go into effect upon settlement.

Abbreviations and additional footnotes are defined on page 15

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Schedules of Investments (Unaudited)

March 31, 2021

(l) Non-income producing security.

(m) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(n) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

PPM High Yield Core Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Nordic Aviation Capital, 5.04%, 02/27/24	02/06/20	81,782	53,772	0.1
Nordic Aviation Capital, 7.08%, 03/14/27	10/01/19	129,133	91,039	0.1
		210,915	144,811	0.2

Abbreviations and additional footnotes are defined on page 15

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Schedules of Investments (Unaudited)

March 31, 2021

	Shares/Par[1]	Value ($)
PPM Small Cap Value Fund
COMMON STOCKS 98.9%
Financials 28.2%
Ameris Bancorp	4,125	216,604
Axos Financial, Inc. (a)	6,025	283,235
Banc of California, Inc.	9,075	164,076
Evercore Inc. - Class A	1,575	207,490
First Horizon National Corporation	12,175	205,879
Home BancShares, Inc.	9,375	253,594
Houlihan Lokey Inc. - Class A	2,550	169,601
Independent Bank Corp.	2,525	212,580
Janus Henderson Group PLC	4,650	144,848
PacWest Bancorp	6,225	237,484
Renasant Corporation	4,725	195,520
Sterling Bancorp	10,450	240,559
Western Alliance Bancorp	2,825	266,793
		2,798,263
Industrials 17.4%
Aerojet Rocketdyne Holdings, Inc. (a)	2,750	129,140
Apogee Enterprises, Inc.	5,800	237,104
GATX Corporation	1,875	173,888
Kennametal Inc.	4,775	190,857
MasTec Inc. (a)	2,925	274,072
SkyWest Inc. (a)	5,250	286,020
Spirit Aerosystems Holdings Inc. - Class A	3,525	171,491
Terex Corp.	5,675	261,447
		1,724,019
Consumer Discretionary 12.7%
American Axle & Manufacturing Holdings, Inc. (a)	22,075	213,244
Foot Locker, Inc.	3,200	180,000
Helen of Troy Ltd (a)	775	163,262
KB Home	5,250	244,282
Penske Automotive Group, Inc.	2,925	234,702
Skechers U.S.A. Inc. - Class A (a)	5,500	229,405
		1,264,895
Information Technology 10.2%
Avaya Holdings Corp. (a)	4,000	112,120
Belden Inc.	2,100	93,177
Benchmark Electronics, Inc.	3,150	97,398
CACI International Inc. - Class A (a)	250	61,665
Concentrix Solutions Corporation (a)	925	138,491
CSG Systems International, Inc.	1,525	68,457
KBR, Inc.	2,850	109,412
Photronics Inc. (a)	9,800	126,028
Semtech Corp. (a)	1,825	125,925
Verint Systems Inc. (a)	1,725	78,470
		1,011,143
Real Estate 7.9%
Brandywine Realty Trust	11,325	146,206
DiamondRock Hospitality Co. (a)	22,425	230,977
Kite Realty Naperville, LLC	12,800	246,912
Physicians Realty Trust	9,325	164,773
		788,868
Health Care 7.2%
Computer Programs & Systems Inc. (a)	3,150	96,390
Integer Holdings Corporation (a)	2,175	200,317
Lantheus Holdings Inc. (a)	8,125	173,631
Premier Healthcare Solutions, Inc. - Class A	3,525	119,321
Supernus Pharmaceuticals Inc. (a)	4,750	124,355
		714,014
Energy 4.7%
Cimarex Energy Co.	4,825	286,557
PBF Energy Inc. - Class A (a)	12,425	175,814
		462,371
Materials 4.4%
Huntsman Corp.	7,800	224,874
Reliance Steel & Aluminum Co.	1,375	209,399
		434,273
Communication Services 2.4%
Meredith Corporation (a)	8,075	240,473
Consumer Staples 2.2%
Primo Water Holdings LLC	6,925	112,601
Sanderson Farms Inc.	675	105,152
		217,753
Utilities 1.6%
IDACORP Inc.	1,575	157,453
Total Common Stocks (cost $6,219,229)		9,813,525
SHORT TERM INVESTMENTS 1.1%
Investment Companies 1.1%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.04% (b)	115,509	115,509
Total Short Term Investments (cost $115,509)		115,509
Total Investments 100.0% (cost $6,334,738)		9,929,034
Other Assets and Liabilities, Net (0.0)%		(4,446)
Total Net Assets 100.0%		9,924,588

(a) Non-income producing security.

(b) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

Abbreviations and additional footnotes are defined on page 15

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Schedules of Investments (Unaudited)

March 31, 2021

Currency Abbreviations:

USD - United States Dollar

Abbreviations:

DIP - Debtor-in-Possession
ETF - Exchange Traded Fund
LIBOR – London Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
TBA - To Be Announced (Securities purchased on a delayed delivery basis)
U.S. or US - United States

1Par and notional amounts are listed in USD unless otherwise noted. Futures are quoted in contracts.

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2021

Securities Lending and Securities Lending Collateral. All Funds are approved to participate in agency based securities lending with State Street Bank and Trust Company (“State Street” or “Custodian”). Per the securities lending agreements, State Street is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral. Each Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral received for the following types of securities on loan are as follows: US equities – 102%; US corporate fixed income – 102%; US government fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%. Collateral requirements are evaluated at the close of each business day; any additional collateral required is typically delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. State Street has agreed to indemnify the Funds in the event of default by a third party borrower. A Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower. The Funds bear the market risk with respect to the collateral investment and securities loaned. The Funds also bear the risk that State Street may default on its obligations to the Funds. Non-cash collateral may include US government securities; US government agencies’ debt securities; and US government-sponsored agencies’ debt securities and mortgage-backed securities. For non-cash collateral, the Funds receive lending fees negotiated with the borrower. State Street has agreed to indemnify the Funds with respect to the market risk related to the non-cash collateral investments.

The cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund and a series of State Street Navigator Securities Lending Trust, which is an open-end management company registered under the Investment Company Act of 1940, as amended (“the1940 Act”). The Funds also bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of the State Street Navigator Securities Lending Government Money Market Portfolio.

Security Valuation. Under the Trust’s valuation policy and procedures, the Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to the Jackson National Asset Management LLC ("JNAM" or "Administrator") Valuation Committee (“Valuation Committee”), which consists of certain officers of the Trust and certain members of JNAM management. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available or are determined to be not reflective of market value. For those securities fair valued under procedures adopted by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. For fair valuation determinations that are deemed material, the Board is promptly notified of the fair valuation.

The net asset value ("NAV") of a Fund's shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). However, consistent with legal requirements, calculation of the Fund’s NAV may be suspended on days determined by the Board during times of NYSE market closure, which may include times during which the SEC issues policies or protocols associated with such closure pursuant to Section 22(e) of the 1940 Act. To the extent an NYSE closure is determined to not have resulted in a disruption of normal market activity, the Valuation Committee may utilize the time the NYSE was scheduled to close for purposes of measuring and calculating the Funds’ NAVs. Equity securities are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security on the valuation date, the security may be valued at the most recent sale or quoted bid price prior to close. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. Debt and derivative securities are generally valued by independent pricing services approved by the Board. If a valuation from a third-party pricing service is unavailable or it is determined that such valuation does not approximate fair market value, debt obligations with remaining maturities of sixty (60) days or less may be valued at their amortized cost, unless it is determined that such practice also does not approximate fair market value. Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data. Term loans are generally valued at the composite bid prices provided by approved pricing services. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the current day’s mid-price.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent fair value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of US securities markets. Securities are fair valued based on observable and unobservable inputs, including the Administrator's or Valuation Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Administrator may utilize pricing services or other sources in determining the fair value of an investment. Factors considered to determine fair value may include fundamental analytical data relating to the security; the nature and duration of restrictions, if any, on the disposition of the security; trading volume on markets, exchanges, or among dealers; evaluation of the forces which influence the market in which the security is traded; the type of security; the financial statements of the issuer, or other financial information about the issuer; the cost of the security at its date of purchase; the size of the Fund’s holding; the discount from market value of unrestricted securities of the same class, if applicable, at the time of purchase or at a later date; reports prepared by analysts; information as to any transactions in or offers for the security; the existence of any merger proposal, tender offer or other extraordinary event relating to the security; the price and extent of public or dealer trading in similar securities or derivatives of the issuer or of comparable companies; trading in depositary receipts; foreign

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Schedules of Investments (Unaudited)

March 31, 2021

currency exchange activity; changes in the interest rate environment; trading prices of financial products that are tied to baskets of foreign securities; and any other matters considered relevant.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820, "Fair Value Measurement". This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third-party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities, including certain term loans, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, swap agreements valued by pricing services, American Depositary Receipts and Global Depositary Receipts for which quoted prices in active markets are not available or securities limited by foreign ownership.

Level 3 includes valuations determined from significant unobservable inputs including the Administrator's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities; term loans that do not meet certain liquidity thresholds; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; private placements; or investments for which reliable quotes are otherwise not available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments as of March 31, 2021, by valuation level.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
PPM Core Plus Fixed Income Fund
Assets - Securities
Corporate Bonds And Notes	—	28,725,863	95,417	28,821,280
Government And Agency Obligations	—	20,067,022	—	20,067,022
Non-U.S. Government Agency Asset-Backed Securities	—	3,649,192	—	3,649,192
Senior Floating Rate Instruments	—	909,780	—	909,780
Short Term Investments	4,068,560	—	—	4,068,560
	4,068,560	53,351,857	95,417	57,515,834
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	137,006	—	—	137,006
	137,006	—	—	137,006
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(178,527)	—	—	(178,527)
	(178,527)	—	—	(178,527)
PPM High Yield Core Fund
Assets - Securities
Corporate Bonds And Notes	—	53,720,148	144,811	53,864,959
Senior Floating Rate Instruments	—	1,947,367	—	1,947,367
Investment Companies	632,326	—	—	632,326
Common Stocks
Energy	56,386	79,495	—	135,881
Communication Services	74,243	—	—	74,243
Preferred Stocks	143,225	—	—	143,225
Non-U.S. Government Agency Asset-Backed Securities	—	21,680	—	21,680
Short Term Investments	2,800,583	—	—	2,800,583
	3,706,763	55,768,690	144,811	59,620,264
PPM Small Cap Value Fund
Assets - Securities
Common Stocks	9,813,525	—	—	9,813,525
Short Term Investments	115,509	—	—	115,509
	9,929,034	—	—	9,929,034

1 Derivatives are reflected at the unrealized appreciation (depreciation) on the instrument.

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Schedules of Investments (Unaudited)

March 31, 2021

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation. There were no significant transfers into or out of Level 3 for the period. There were no significant Level 3 valuations for which unobservable valuation inputs were developed at March 31, 2021.

Fund Liquidation. On April 1, 2021, the Board approved the Plan of Liquidation of PPM Small Cap Fund.

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semi-annual report.